DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 150,971	£ 109,670
Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	556,945	£ 549,099
Later than one month and not later than three months [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 11,204
Average fixed interest rate	1.03%
Later than one year and not later than five years [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 292,712
Average fixed interest rate	1.46%
Later than five years [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 181,843
Average fixed interest rate	1.85%
Not later than one month [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 4,874
Average fixed interest rate	1.47%
Later than three months and not later than one year [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 66,312
Average fixed interest rate	0.99%
Swaps [Member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 490
Swaps [Member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	10,578
Swaps [Member] | Later than one month and not later than three months [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 36
Average fixed interest rate	4.82%
Swaps [Member] | Later than one month and not later than three months [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 47
Swaps [Member] | Later than one year and not later than five years [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 283
Average fixed interest rate	5.88%
Swaps [Member] | Later than one year and not later than five years [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 2,111
Swaps [Member] | Later than five years [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 171
Average fixed interest rate	4.44%
Swaps [Member] | Later than five years [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 6,119
Swaps [Member] | Not later than one month [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	67
Swaps [Member] | Later than three months and not later than one year [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 2,234
Swaps [Member] | Euro to USD | Later than one year and not later than five years [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.13
Swaps [Member] | Euro to USD | Later than one year and not later than five years [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.10
Swaps [Member] | Euro to USD | Later than five years [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.07
Swaps [Member] | Euro to USD | Not later than one month [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.15
Swaps [Member] | Euro to USD | Later than three months and not later than one year [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.13
Swaps [Member] | USD to Euro | Later than one month and not later than three months [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.32
Swaps [Member] | USD to Euro | Later than one year and not later than five years [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.30
Swaps [Member] | USD to Euro | Later than one year and not later than five years [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.27
Swaps [Member] | USD to Euro | Later than five years [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.28
Swaps [Member] | USD to Euro | Later than three months and not later than one year [member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.34
Swaps [Member] | NOK to GBP | Later than one month and not later than three months [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.22
Swaps [Member] | NOK to GBP | Later than one year and not later than five years [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.19
Swaps [Member] | NOK to GBP | Later than five years [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.03
InterestRateHedges[Member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 150,971
InterestRateHedges[Member] | Later than one month and not later than three months [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 417
Average fixed interest rate	2.06%
InterestRateHedges[Member] | Later than one year and not later than five years [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 86,451
Average fixed interest rate	1.75%
InterestRateHedges[Member] | Later than five years [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 30,834
Average fixed interest rate	2.98%
InterestRateHedges[Member] | Not later than one month [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 393
Average fixed interest rate	1.38%
InterestRateHedges[Member] | Later than three months and not later than one year [member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 32,876
Average fixed interest rate	1.65%